Statement of Compliance and Summary of Material Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Buildings
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Useful life property, plant and equipment (in years)	5 years
Equipment
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Useful life property, plant and equipment (in years)	5 years
Depreciation rate, property, plant and equipment	20.00%